Consolidated Balance Sheets (Parentheticals) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Sep. 01, 2015	Aug. 31, 2015	Dec. 31, 2014
Debt discount	$ 3,293,017	$ 3,744,941			$ 3,194,147
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000			5,000,000
Preferred stock, shares issued (in shares)	0	0			0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized (in shares)	200,000,000	200,000,000	200,000,000	95,000,000	95,000,000
Common stock, shares issued (in shares)	3,349,966	3,340,507			3,332,839
Common stock, shares oustanding (in shares)	3,349,966	3,340,507			3,332,839